UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2017 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.45%
ACE Securities Corp Home Equity Loan Trust
2006-ASAP4, 1.184%, 08/25/2036 (a)	958,114	$902,828
Apidos CLO XIV
2013-14A, 4.658%, 04/15/2025 (a)	2,460,000	2,460,490
ARES XXVI CLO Ltd.
2013-26, 3.908%, 04/15/2025 (a)	500,000	500,997
Bluemountain CLO Ltd.
2012-2R, 0.000%, 11/20/2028 (a)	1,000,000	1,010,000
Carrington Mortgage Loan Trust
2006-NC3, 1.124%, 08/25/2036 (a)	975,862	968,064
CSMC Trust
2006-CF1, 5.000%, 11/25/2035 (a)	2,565,000	2,425,952
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (a)	2,495,486	2,506,820
2003-3, 4.868%, 12/25/2033 (a)	1,312,633	1,265,038
Finn Square CLO Ltd.
2012-1A, 4.757%, 12/24/2023 (a)	1,500,000	1,500,444
Home Equity Loan Trust
2007-FRE1, 1.154%, 04/25/2037 (a)	270,429	269,975
LCM XII LP
12A, 4.858%, 10/19/2022 (a)	1,000,000	1,000,795
MASTR Asset Securitization Trust
2002-NC1, 4.174%, 10/25/2032 (a)	405,829	405,826
Ownit Mortgage Loan Trust
2005-1, 2.119%, 09/25/2035 (a)	5,191,956	5,070,398
Popular ABS Mortgage Pass-Through Trust
2004-4, 4.528%, 09/25/2034 (a)	1,556,068	1,334,519
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	112,445	112,917
2006-RS6, 1.204%, 11/25/2036 (a)	1,896,413	1,749,013

Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (a)	978,150	1,007,274
Specialty Underwriting & Residential Finance Trust
2006-BC2, 4.135%, 02/25/2037 (a)	1,145,313	623,531
Structured Asset Investment Loan Trust
2006-4, 1.154%, 07/25/2036 (a)	2,312,162	1,778,174
Tryon Park CLO Ltd.
2013-1A, 3.758%, 07/15/2025 (a)	1,800,000	1,800,801
2013-1A, 4.658%, 07/15/2025 (a)	1,250,000	1,250,308
US Residential Opportunity Fund III Trust
2016-1III, 3.475%, 07/27/2036 (a)	2,076,241	2,098,971
		32,043,135
TOTAL ASSET BACKED SECURITIES (Cost $31,439,061)		32,043,135

CORPORATE BONDS - 1.70%
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	700,255
Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,946,928
Enterprise Financial Services Corp.
4.750%, 11/01/2026 (a)	500,000	496,875
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	2,000,000	2,165,162
Flushing Financial Corp.
5.250%, 12/15/2026 (a)	2,000,000	2,070,000
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	1,018,716
Hanmi Financial Corp.
5.450%, 03/30/2027 (a)	3,000,000	3,033,183
Heritage Commerce Corp.
5.250%, 06/01/2027 (a)	1,250,000	1,250,000
Memorial Health Services
3.496%, 05/01/2022	575,000	595,117
NexBank Capital, Inc.
5.500%, 03/16/2026	1,500,000	1,518,750
Preferred Bank
6.000%, 06/15/2026 (a)	1,000,000	1,056,250
		15,851,236
TOTAL CORPORATE BONDS (Cost $15,525,384)		15,851,236

MORTGAGE BACKED SECURITIES - 53.99%
Adjustable Rate Mortgage Trust
2005-3, 3.484%, 07/25/2035 (a)	1,514,609	1,408,811
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	41,952	42,679
2004-30CB, 5.500%, 03/25/2020	208,204	208,998
2005-11CB, 5.500%, 06/25/2025	1,072,130	1,054,432
2006-J3, 5.750%, 05/25/2026	929,372	816,282

2004-27CB, 6.000%, 12/25/2034	534,114	527,951
2004-29CB, 5.375%, 01/25/2035	161,159	161,937
2004-28CB, 6.000%, 01/25/2035	928,298	936,977
2005-6CB, 7.500%, 04/25/2035	420,187	457,651
2005-11CB, 5.500%, 06/25/2035	1,048,034	1,030,734
2005-21CB, 6.000%, 06/25/2035	1,833,505	1,826,949
2005-26CB, 5.500%, 07/25/2035	334,014	321,987
2005-43, 3.531%, 09/25/2035 (a)	744,012	682,052
2005-40CB, 5.500%, 10/25/2035	104,113	93,006
2005-46CB, 5.500%, 10/25/2035	536,785	521,314
2005-63, 3.190%, 11/25/2035 (a)	2,226,615	1,944,625
2005-52CB, 5.500%, 11/25/2035	247,084	234,816
2005-52CB, 5.500%, 11/25/2035	112,437	106,854
2005-52CB, 5.500%, 11/25/2035	46,550	44,239
2005-54CB, 5.500%, 11/25/2035	1,456,834	1,316,771
2005-J13, 5.500%, 11/25/2035	230,743	212,137
2005-65CB, 0.000%, 12/25/2035	1,960,877	1,273,828
2005-64CB, 5.500%, 12/25/2035	98,257	96,921
2005-65CB, 5.500%, 01/25/2036	274,551	256,331
2005-73CB, 5.750%, 01/25/2036	547,384	456,855
2005-86CB, 5.500%, 02/25/2036	1,959,963	1,792,128
2005-86CB, 5.500%, 02/25/2036	296,334	256,580
2006-4CB, 1.724%, 04/25/2036 (a)	692,379	443,024
2006-6CB, 5.500%, 05/25/2036	269,076	246,352
2006-12CB, 5.750%, 05/25/2036 (a)	1,033,270	806,914
2006-16CB, 6.000%, 06/25/2036	301,530	253,642
2006-19CB, 1.424%, 08/25/2036 (a)	1,509,645	1,093,167
2006-24CB, 5.750%, 06/25/2016	526,445	440,302
2006-19CB, 6.000%, 08/25/2036	302,509	269,141
2006-19CB, 6.000%, 08/25/2036 (a)	2,269,305	2,018,991
2006-32CB, 5.500%, 11/25/2036	333,240	281,802
2006-31CB, 6.000%, 11/25/2036	49,839	40,904
2006-32CB, 6.000%, 11/25/2036	1,677,621	1,470,627
2006-43CB, 6.000%, 02/25/2037	361,322	317,824
2007-4CB, 5.750%, 04/25/2037	3,442,464	3,226,406
2007-8CB, 6.000%, 05/25/2037	617,646	543,183
2008-2R, 6.000%, 08/25/2037	11,449,935	9,544,825

American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036 (a)	2,988,102	1,385,395
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2036	705,825	712,934
2005-5, 5.500%, 06/25/2035	382,736	359,704
2005-5, 6.000%, 06/25/2035	1,816,733	1,788,439
2005-11, 5.750%, 12/25/2035	211,850	190,972
2005-12, 5.750%, 01/25/2036	843,180	734,935
2006-1, 6.500%, 02/25/2036	3,085,107	3,013,684
2006-3, 6.000%, 04/25/2036	7,973,339	7,903,103
2006-9, 1.424%, 01/25/2037 (a)	2,405,964	1,927,323
2006-9, 6.000%, 01/25/2037	531,299	471,874
2007-1, 6.147%, 04/25/2037 (a)	750,487	670,111
2006-4, 6.500%, 05/25/2046	2,801,044	2,771,450
2006-5, 6.000%, 06/25/2046	606,821	535,271
Banc of America Commercial Mortgage Trust
2016-UB10, 2.004%, 07/15/2049 (a)(b)	9,610,820	1,136,154
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	561,526	579,129
2007-4, 5.500%, 11/25/2034	1,417,362	1,422,309
2005-3, 5.500%, 06/25/2035	156,327	163,916
2005-4, 5.500%, 08/25/2035	129,130	134,440
2005-5, 5.500%, 09/25/2035	642,983	663,870
2005-5, 5.500%, 09/25/2035	1,824,257	1,935,771
2005-7, 5.750%, 11/25/2035	84,238	86,298
2005-7, 6.000%, 11/25/2035	458,423	467,252
2006-B, 3.454%, 03/20/2036 (a)	1,901,349	1,568,714
2006-5, 5.750%, 09/25/2036	1,516,302	1,463,162
2006-7, 6.000%, 09/25/2036	2,140,153	1,999,620
2007-1, 6.189%, 01/25/2037 (a)	1,893,807	1,667,365
2007-2, 1.084%, 03/25/2037 (a)	1,303,802	975,547
2007-2, 1.624%, 03/25/2037 (a)	677,933	481,261
2007-3, 1.454%, 04/25/2037 (a)	2,472,634	1,864,002
2007-5, 5.500%, 07/25/2037	2,170,239	1,779,279
Banc of America Mortgage Trust
2004-1, 5.000%, 02/25/2019	430,912	432,570
2004-7, 4.500%, 08/25/2019	171,311	171,245

2004-10, 5.000%, 12/25/2019	95,051	96,949
2005-A, 3.466%, 02/25/2035 (a)	1,878,918	1,879,786
2005-9, 0.000%, 10/25/2035	1,066,310	1,069,068
BANK
2017-BNK4, 0.818%, 05/15/2050 (a)(b)	27,685,110	1,993,297
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (a)	551,319	532,476
Bear Stearns ALT-A Trust
2006-6, 3.339%, 11/25/2036 (a)	916,130	843,080
Bear Stearns ARM Trust
2004-12, 3.882%, 02/25/2035 (a)	610,133	589,817
Bear Stearns Asset Backed Securities I Trust
2004-AC5, 5.250%, 10/25/2034 (a)	439,364	440,893
2006-AC4, 1.274%, 07/25/2036 (a)	9,108,676	7,668,416
2006-AC4, 29.148%, 07/25/2036 (a)	2,102,253	3,620,708
2007-AC2, 6.000%, 03/25/2037 (a)	764,905	640,562
CD Mortgage Trust
2016-CD1, 1.442%, 08/10/2049 (a)(b)	10,289,999	989,578
2017-CD3, 0.579%, 02/10/2050 (a)(b)	61,857,000	3,118,026
CFCRE Commercial Mortgage Trust
2017-C8 1.679%, 06/15/2050 (a)(b)	17,000,000	1,997,585
Chase Mortgage Finance Trust
2005-A1, 3.206%, 12/25/2035 (a)	2,672,617	2,609,545
2006-S4, 6.000%, 12/25/2036	1,102,021	925,164
2006-S4, 6.000%, 12/25/2036	1,363,199	1,144,427
2007-S3, 6.000%, 05/25/2037	2,759,818	2,260,396
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	983,350	932,973
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	65,557	62,908
2003-37, 3.173%, 09/25/2033 (a)	1,979,395	1,980,920
2003-44, 5.000%, 10/25/2033	841,996	852,613
2004-4, 5.500%, 05/25/2034	762,510	766,886
2004-J9, 5.500%, 01/25/2035	1,018,848	1,031,631
2004-HYB5, 3.406%, 04/20/2035 (a)	1,498,421	1,400,950
2005-HYB2, 3.425%, 05/20/2035 (a)	3,293,121	3,265,696
2005-J3, 5.500%, 09/25/2035	336,270	326,053

2005-27, 5.500%, 12/25/2035	49,529	43,069
2005-30, 5.500%, 01/25/2036	91,094	88,675
2005-HY10, 3.189%, 02/20/2036 (a)	234,791	197,411
2005-HY10, 3.545%, 02/20/2036 (a)	828,551	705,167
2006-J1, 6.000%, 02/25/2036	51,028	41,555
2006-6, 6.000%, 04/25/2036	1,367,496	1,224,585
2006-J4, 6.250%, 09/25/2036	33,752	28,803
2006-16, 6.500%, 11/25/2036	1,185,929	1,002,299
2006-18, 6.000%, 12/25/2036	298,017	276,909
2006-21, 6.000%, 02/25/2037	1,543,060	1,384,175
2007-5, 5.750%, 05/25/2037	1,411,303	1,292,446
2007-5, 5.750%, 05/25/2037	1,450,852	1,328,665
2007-J2, 6.000%, 07/25/2037	346,955	272,641
2007-HY6, 3.202%, 11/25/2037 (a)	1,109,681	969,285
2007-HY5, 3.319%, 09/25/2047 (a)	650,812	598,458
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	169,242	163,254
2007-4, 5.500%, 05/25/2022	272,205	276,037
2006-1, 6.000%, 02/25/2036	324,000	326,615
2006-3, 5.750%, 06/25/2036	592,672	580,622
2006-3, 6.250%, 06/25/2036	1,979,378	1,982,568
2007-3, 5.500%, 04/25/2037	346,998	345,961
Citigroup Commercial Mortgage Trust
2013-GC11, 4.455%, 04/10/2046 (a)	4,710,000	4,415,763
2016-C2, 1.795%, 08/12/2049 (a)(b)	14,758,965	1,852,734
2016-C3, 1.217%, 11/18/2049 (a)(b)	30,167,386	2,350,730
2016-P6, 0.838%, 12/10/2049 (a)(b)	35,389,151	1,784,516
2017-P7, 0.531%, 04/14/2050 (a)(b)	45,124,000	2,313,309
2017-P7, 1.139%, 04/14/2050 (a)(b)	23,349,813	2,001,691
Citigroup Mortgage Loan Trust
2005-12, 1.791%, 08/25/2035 (a)	979,186	882,312
2005-WF1, 5.093%, 03/25/2036 (a)	640,784	472,972
2006-AR7, 3.347%, 11/25/2036 (a)	5,034,606	4,565,361
2007-6, 2.969%, 10/25/2046 (a)	950,229	832,495
2004-2, 9.250%, 08/25/2033	157,985	173,756
2005-WF1, 5.330%, 11/25/2034 (a)	2,742,380	2,766,718
2005-2, 3.231%, 05/25/2035 (a)	1,504,258	1,505,527
2005-7, 3.104%, 9/25/2035 (a)	1,792,208	1,593,742

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	52,762	53,293
2007-A4, 5.500%, 04/25/2022	73,502	74,274
2006-A2, 1.624%, 05/25/2036 (a)	1,178,274	927,954
2006-A3, 1.624%, 07/25/2036 (a)	382,749	310,315
2007-A1, 6.000%, 01/25/2037	1,394,522	1,294,472
COMM Mortgage Trust
2014-CR20, 0.113%, 11/10/2047 (a)(b)	135,999,000	1,203,523
2014-CR21, 0.043%, 12/10/2047 (a)(b)	83,516,000	476,158
2013-CR11, 1.142%, 08/10/2050 (a)(b)	24,401,295	1,244,803
Credit Suisse First Boston Mortgage Backed Trust
2004-7, 5.250%, 10/25/2019	17,977	18,221
Credit Suisse First Boston Mortgage Securities Corp.
2004-8, 5.500%, 12/25/2034	413,847	387,919
2005-3, 5.500%, 07/25/2035	828,570	831,950
2005-10, 5.500%, 11/25/2035	3,617,982	3,569,073
2005-10, 5.750%, 11/25/2035	101,636	86,620
2005-10, 6.000%, 11/25/2035	403,834	234,874
2005-8, 7.000%, 09/25/2035	2,038,564	1,618,221
Credit Suisse Mortgage Capital Certificates
2006-2, 5.750%, 03/25/2036	1,522,752	1,411,567
2006-2, 6.000%, 03/25/2036	2,527,477	1,927,253
CSAIL Commercial Mortgage Trust
2015-C3, 0.868%, 08/15/2048 (a)(b)	68,680,759	3,248,064
CSMC
2007-4R, 4.877%, 10/26/2036 (a)	431,385	368,980
2011-13R, 3.211%, 02/27/2036 (a)	5,482,861	4,314,741
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	79,409	79,451
2007-5, 6.000%, 10/25/2024	1,494,590	1,522,626
2006-1, 5.500%, 02/25/2036	422,645	402,159
2006-1, 5.500%, 02/25/2036	111,520	109,365
2006-4, 6.000%, 05/25/2036	531,445	459,372
2006-4, 6.000%, 05/25/2036 (a)	608,630	526,089
2006-4, 7.000%, 05/25/2036	710,422	398,208
2006-7, 6.000%, 08/25/2036	1,241,944	1,204,544

2007-2, 5.750%, 03/25/2037	245,695	212,111
2007-3, 5.500%, 04/25/2037	1,627,289	1,608,162
2007-3, 5.500%, 04/25/2037	1,096,439	1,083,551
DBJPM Mortgage Trust
2016-C3, 1.517%, 09/10/2049 (a)(b)	17,063,469	1,835,847
Deutsche Alt-A Securities Mortgage Loan Trust
2005-3, 1.524%, 05/25/2035 (a)	3,193,580	2,724,426
2005-6, 5.500%, 12/25/2035	3,114,837	2,834,470
Deutsche Alt-B Securities Mortgage Loan Trust
2006-AB4, 1.124%, 10/25/2036 (a)	1,241,280	857,732
First Horizon Alternative Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	132,345	128,664
2005-FA11, 5.250%, 02/25/2021	194,330	189,008
2006-FA6, 5.750%, 11/25/2021	51,352	50,738
2004-FA1, 6.250%, 10/25/2034	26,084	26,375
2004-AA6, 2.973%, 01/25/2035 (a)	790,225	773,016
2005-FA4, 5.500%, 06/25/2035	77,628	72,345
2006-FA1, 5.750%, 04/25/2036	3,482,389	2,951,731
2006-FA1, 6.000%, 04/25/2036	934,828	810,857
2006-FA2, 6.000%, 05/25/2036	3,392,669	2,751,063
2006-FA4, 6.000%, 08/25/2036	490,027	415,974
2006-FA4, 6.000%, 08/25/2036	324,845	275,754
2006-FA5, 6.250%, 08/25/2036	5,109,755	4,185,229
2006-FA6, 6.250%, 11/25/2036	1,207,214	991,399
2007-FA4, 6.250%, 08/25/2037 (a)	797,198	635,631
Freddie Mac Multifamily Structured Pass Through Certificates
K723, 0.956%, 08/25/2023 (a)(b)	55,081,708	2,725,261
K725, 0.712%, 01/25/2024 (a)(b)	23,841,684	982,912
K056, 1.267%, 05/25/2026 (a)(b)	20,173,390	1,828,437
K057, 1.193%, 07/25/2026 (a)(b)	26,134,300	2,282,865
K058, 0.931%, 08/25/2026 (a)(b)	14,572,807	1,019,190
K059, 0.317%, 09/25/2026 (a)(b)	29,175,376	737,959
K061, 0.043%, 11/25/2026 (a)(b)	72,512,000	574,745
K061, 0.179%, 11/25/2026 (a)(b)	112,145,458	1,840,991
K062, 0.170%, 12/25/2026 (a)(b)	79,423,000	1,418,709
K062, 0.310%, 12/25/2026 (a)(b)	94,882,096	2,535,506
K063, 0.293%, 01/25/2027 (a)(b)	70,529,294	1,754,071
K064, 0.745%, 03/25/2027 (a)(b)	33,000,000	1,684,353

GMACM Mortgage Loan Trust
2003-AR1, 3.625%, 10/19/2033 (a)	520,600	516,525
2004-J2, 5.500%, 06/25/2034	94,200	93,326
GS Mortgage Securities Trust
2013-GC14, 4.764%, 08/10/2046 (a)	2,500,000	2,402,783
2017-GS5, 0.827%, 03/10/2050 (a)(b)	29,965,231	1,996,712
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	51,025	43,902
2006-3, 1.324%, 03/25/2036 (a)	563,726	406,354
2006-6, 6.121%, 03/25/2036 (a)	92,556	49,928
2006-15, 6.192%, 09/25/2036 (a)	2,579,694	1,362,755
2006-18, 5.682%, 11/25/2036 (a)	2,414,999	1,256,476
2007-7, 1.204%, 07/25/2037 (a)	4,487,885	4,175,071
GSAA Trust
2005-1, 5.760%, 11/25/2034 (a)	2,000,000	1,949,169
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	175,848	182,497
2004-15F, 6.000%, 12/25/2034	4,410,242	4,728,016
2005-1F, 6.000%, 01/25/2035	42,495	43,005
2005-AR4, 3.305%, 07/25/2035 (a)	1,092,268	1,012,406
2005-6F, 5.250%, 07/25/2035	255,776	266,854
2005-7F, 6.000%, 09/25/2035	79,852	85,463
2005-AR5, 3.300%, 10/25/2035 (a)	1,224,846	1,168,287
2005-AR7, 3.144%, 11/25/2035 (a)	754,654	745,918
2005-9F, 6.000%, 01/25/2036	970,895	843,009
2006-2F, 5.750%, 02/25/2036	1,303,612	1,249,786
2006-4F, 5.000%, 05/25/2036	438,786	434,485
2006-5F, 6.000%, 06/25/2036	412,793	394,468
HarborView Mortgage Loan Trust
2004-7, 3.058%, 11/19/2034 (a)	550,802	512,474
2006-6, 3.487%, 08/19/2036 (a)	1,459,022	1,341,633
Impac CMB Trust
2005-5, 1.524%, 08/25/2035 (a)	1,512,867	1,344,763
Impac Secured Assets CMN Owner Trust
2004-2, 4.693%, 08/25/2034 (a)	1,211,738	1,225,411

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.374%, 06/25/2037 (a)	809,676	704,723
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.558%, 03/25/2037 (a)	848,710	826,939
IndyMac INDX Mortgage Loan Trust
2004-AR1, 1.624%, 04/25/2034 (a)	514,851	514,865
2004-AR6, 3.241%, 10/25/2034 (a)	745,534	729,865
2005-AR3, 3.428%, 04/25/2035 (a)	2,173,819	2,028,483
2005-AR23, 3.178%, 11/25/2035 (a)	2,463,828	2,078,515
2006-AR3, 3.226%, 03/25/2036 (a)	996,929	892,223
2006-AR25, 3.142%, 09/25/2036 (a)	4,002,575	3,621,118
2006-AR25, 3.400%, 09/25/2036 (a)	3,974,144	3,276,934
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	218,609	216,856
2005-S1, 5.500%, 12/25/2035	164,577	163,257
2006-S2, 6.050%, 05/25/2036 (a)	22,497	21,595
2006-A5, 2.854%, 10/25/2036 (a)	4,016,696	3,878,147
2008-R4, 6.000%, 12/27/2036	4,339,866	3,608,696
JP Morgan Chase Commercial Mortgage Securities Trust
2007-CB20, 0.329%, 02/12/2051 (a)(b)	133,005,669	36,031
JP Morgan Mortgage Trust
2004-A6, 3.196%, 12/25/2034 (a)	518,873	494,060
2005-S3, 5.750%, 01/25/2036	89,980	77,029
JP Morgan Resecuritization Trust
2009-7, 5.384%, 07/27/2037 (a)	1,054,313	1,093,290
JPMBB Commercial Mortgage Securities Trust
2013-C12, 4.086%, 07/15/2045 (a)	3,000,000	2,750,936
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.704%, 07/15/2050 (a)(b)	68,830,000	4,036,535
2017-JP5, 1.121%, 03/15/2050 (a)(b)	19,861,226	1,491,594
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	3,120,844	2,795,762
2005-2, 5.750%, 12/25/2035	1,338,298	1,221,122
2005-3, 5.500%, 01/25/2036	462,905	389,496
2006-1, 5.500%, 02/25/2036	790,508	713,183
2006-2, 5.861%, 04/25/2036 (a)	77,230	69,766
2007-4, 5.750%, 05/25/2037	4,049,415	3,312,158
2007-4, 5.750%, 05/25/2037	1,853,279	1,515,862

2007-5, 6.000%, 06/25/2037	3,853,903	2,659,748
2007-6, 5.384%, 07/25/2037 (a)	174,484	133,787
Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (a)	3,673,489	3,688,478
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.974%, 05/25/2034 (a)	169,327	155,624
2004-15, 3.863%, 12/25/2034 (a)	439,946	427,449
2005-1, 3.320%, 02/25/2035 (a)	243,569	238,293
MASTR Alternative Loan Trust
2003-5, 5.905%, 08/25/2033 (a)	1,755,640	1,669,971
2003-7, 6.250%, 11/25/2033	735,713	759,764
2004-6, 5.500%, 07/25/2034	829,556	854,660
2004-6, 6.000%, 07/25/2034	541,961	561,332
2004-11, 6.500%, 10/25/2034	1,857,384	2,023,743
2006-3, 6.500%, 07/25/2036	1,575,627	1,098,280
MASTR Asset Securitization Trust
2006-1, 1.474%, 05/25/2036 (a)	1,202,150	646,906
Merrill Lynch Mortgage Investors Trust
2005-A5, 3.053%, 06/25/2035 (a)	1,446,750	1,417,850
2005-A9, 3.184%, 12/25/2035 (a)	397,792	389,669
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 0.906%, 10/15/2046 (a)(b)	33,523,344	1,060,015
2016-C31, 0.650%, 11/15/2049 (a)(b)	42,199,000	2,279,742
2016-C31, 1.321%, 11/15/2049 (a)(b)	21,212,500	2,143,597
2015-C23, 0.131%, 07/15/2050 (a)(b)	75,089,000	993,931
Morgan Stanley Capital I Trust
2016-UB11, 1.675%, 08/17/2049 (a)(b)	17,316,035	1,817,773
2016-BNK2, 0.551%, 11/15/2049 (a)(b)	42,650,000	1,947,783
2017-H1, 1.464%, 06/15/2050 (a)(b)	14,750,000	1,501,934
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	570,609	560,942
2006-2, 6.500%, 02/25/2036	228,802	193,095
2006-11, 6.000%, 08/25/2036	3,188,379	2,953,004
2006-11, 6.000%, 08/25/2036	2,128,738	1,753,391
2007-8XS, 6.000%, 04/25/2037 (a)	1,910,834	1,178,792
2007-3XS, 5.763%, 01/25/2047 (a)	9,255,479	5,024,147

MortgageIT Trust
2005-5, 1.334%, 12/25/2035 (a)	1,139,377	1,059,821
Nomura Asset Acceptance Corp. Alternative Loan Trust
2007-1, 5.669%, 03/25/2047 (a)	1,880,722	1,559,362
2004-AR2, 2.134%, 10/25/2034 (a)	8,911,115	8,078,203
2005-WF1, 5.159%, 03/25/2035 (a)	782,042	808,423
2007-1, 5.995%, 03/25/2047 (a)	1,381,301	1,144,978
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (a)	1,180,548	1,207,208
Ownit Mortgage Loan Trust
2006-2, 5.633%, 01/25/2037 (a)	1,387,034	1,379,249
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	10,892	10,916
RALI Trust
2003-QS18, 5.000%, 09/25/2018	37,183	37,413
2005-QS3, 5.000%, 03/25/2020	549,054	550,205
2007-QS4, 5.500%, 04/25/2022	17,432	17,664
2004-QS7, 0.000%, 05/25/2034 (c)	1,603,720	1,395,337
2004-QA4, 4.050%, 09/25/2034 (a)	389,258	339,439
2005-QS2, 5.500%, 02/25/2035	1,795,634	1,784,942
2005-QS16, 5.500%, 11/25/2035	175,242	160,032
2006-QA1, 4.996%, 01/25/2036 (a)	1,438,335	1,272,546
2006-QS1, 5.750%, 01/25/2036	541,274	512,434
2006-QS6, 6.000%, 06/25/2036	1,103,062	1,002,917
2006-QS9, 1.724%, 07/25/2036 (a)	3,790,470	2,611,816
2006-QS13, 6.000%, 09/25/2036	5,921,478	5,229,131
2006-QS17, 1.374%, 12/25/2036 (a)	2,475,615	1,716,944
2006-QS17, 6.000%, 12/25/2036	981,945	852,791
2007-QS1, 1.574%, 01/25/2037 (a)	2,488,923	1,632,753
2007-QS1, 6.000%, 01/25/2037	3,068,204	2,678,804
2007-QS6, 6.000%, 04/25/2037	6,985,512	6,342,748
2007-QS9, 6.500%, 07/25/2037	7,525,621	6,826,408
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036	9,645,366	8,250,282
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	6,654,953	6,717,882
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,999,214	4,074,584

2005-A2, 1.474%, 03/25/2035 (a)	299,472	275,858
2005-A5, 5.500%, 05/25/2035	1,983,428	1,877,300
2005-A8CB, 5.375%, 07/25/2035	1,825,652	1,610,559
2005-A11, 5.500%, 10/25/2035	265,066	246,108
2005-A11, 6.000%, 10/25/2035	566,991	456,869
2006-A10, 1.674%, 09/25/2036 (a)	14,642,001	7,006,524
2006-A10, 4.826%, 09/25/2036 (a)(b)	14,642,001	4,414,619
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	74,192	73,765
2005-SA4, 3.466%, 09/25/2035 (a)	3,644,819	3,581,291
2005-S8, 5.500%, 11/25/2035	6,606,704	6,454,504
2006-S5, 6.000%, 06/25/2036	210,460	202,676
2006-S6, 6.000%, 07/25/2036	171,747	166,348
SG Commercial Mortgage Securities Trust
2016-C5, 0.913%, 10/10/2048 (a)(b)	17,959,500	1,310,938
STARM Mortgage Loan Trust
2007-S1, 3.482%, 01/25/2037 (a)	1,470,420	1,397,128
Structured Adjustable Rate Mortgage Loan Trust
2005-21, 3.233%, 11/25/2035 (a)	1,189,665	1,038,886
2005-21, 3.468%, 11/25/2035 (a)	4,932,171	4,087,889
2006-1, 3.296%, 02/25/2036 (a)	981,584	881,510
2006-4, 3.429%, 05/25/2036 (a)	1,525,518	1,272,384
2006-12, 3.424%, 01/25/2037 (a)	1,463,060	1,201,258
2007-9, 2.930%, 10/25/2037 (a)	1,900,031	1,624,879
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	1,056,214	1,086,956
Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	711,436	725,337
Suntrust Alternative Loan Trust
2005-1F, 6.000%, 12/25/2035	6,825,687	6,689,456
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	289,990	252,273
Thornburg Mortgage Securities Trust
2004-1, 2.719%, 03/25/2044 (a)	697,906	635,833
UBS Commercial Mortgage Trust
2012-C1, 5.546%, 05/10/2045 (a)	2,000,000	2,030,561

UBS-Barclays Commercial Mortgage Trust
2012-C2, 1.422%, 05/10/2063 (a)(b)	27,233,006	1,497,423
2012-C2, 4.910%, 05/10/2063 (a)	1,119,403	1,141,307
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	205,432	217,378
2007-HY7, 3.081%, 07/25/2037 (a)	702,199	606,152
Washington Mutual Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	1,423,839	1,438,952
2005-9, 5.500%, 11/25/2035	1,071,489	988,723
2005-6, 6.500%, 08/25/2035	775,228	733,381
2007-HY2, 3.297%, 04/25/2037 (a)	2,507,155	1,831,309
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	2,266,170	2,053,792
Wells Fargo Commercial Mortgage Trust
2016-LC24, 1.012%, 10/15/2049 (a)(b)	11,717,835	918,516
2017-RB1, 0.720%, 03/15/2050 (a)(b)	38,474,561	2,505,467
Wells Fargo Mortgage Backed Securities Trust
2005-AR5, 3.283%, 04/25/2035 (a)	1,362,945	1,363,672
2005-AR4, 3.312%, 04/25/2035 (a)	1,069,010	1,072,863
2005-7, 5.250%, 09/25/2035	668,000	671,607
2005-9, 5.250%, 10/25/2035	485,060	488,889
2005-9, 5.500%, 10/25/2035	1,589,963	1,623,888
2005-12, 5.500%, 11/25/2035	1,342,925	1,352,856
2006-4, 1.724%, 04/25/2036 (a)	633,076	623,874
2006-4, 5.750%, 04/25/2036	633,672	639,328
2006-11, 6.000%, 09/25/2036	763,818	734,380
2006-AR18, 3.049%, 11/25/2036 (a)	416,820	396,132
2007-10, 6.000%, 07/25/2037	1,210,236	1,200,521
2007-12, 5.500%, 09/25/2037	1,324,511	1,328,290
2007-13, 6.000%, 09/25/2037	1,028,759	1,038,287
WFRBS Commercial Mortgage Trust
2012-C8, 4.897%, 08/15/2045 (a)	2,500,000	2,437,237
2012-C9, 4.800%, 11/15/2045 (a)	3,936,000	3,821,423
		502,429,252
TOTAL MORTGAGE BACKED SECURITIES (Cost $499,463,622)		502,429,252

MUNICIPAL BONDS - 34.36%
Alaska - 0.15%
Borough of North Slope, AK
5.426%, 06/30/2023	1,235,000	1,395,488
Arizona - 1.19%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	665,000	854,771
5.500%, 07/01/2033	875,000	1,121,208
5.500%, 07/01/2031	730,000	928,560
University of Arizona
5.000%, 06/01/2042	7,000,000	8,131,760
		11,036,299
California - 3.75%
Baldwin Park/Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	1,830,000	2,186,484
Citrus Community College District
0.000%, 06/01/2033	1,000,000	584,220
City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,970,339
City of Los Angeles Department of Airports
5.000%, 05/15/2033	1,500,000	1,744,020
City of Los Angeles, CA
2.840%, 09/01/2024	4,195,000	4,236,572
City of Los Angeles, CA Wastewater System Revenue
2.857%, 06/01/2024	2,750,000	2,785,530
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	559,176
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,642,608
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,530,882
Clovis Unified School District
0.000%, 08/01/2027	1,125,000	856,777
County of Sonoma, CA
6.000%, 12/01/2029	1,325,000	1,557,697
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,046,160
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,084,510

Palmdale Elementary School District
0.000%, 08/01/2029	540,000	358,868
Poway Unified School District
0.000%, 08/01/2034	5,360,000	2,867,332
State of California
5.250%, 08/01/2032	1,775,000	2,291,436
Yosemite Community College District
0.000%, 08/01/2034	1,000,000	554,220
		34,856,831
Colorado - 0.15%
Board of Governors of Colorado State University System
5.000%, 03/01/2029	1,105,000	1,360,443
Connecticut - 0.49%
State of Connecticut Special Tax Revenue
5.000%, 09/01/2036	4,000,000	4,561,440
District of Columbia - 1.10%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	10,268,160
Florida - 0.60%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	823,264
0.000%, 10/01/2027	4,610,000	3,064,589
County of Miami-Dade, FL
0.000%, 10/01/2034	600,000	730,740
Seminole County Industrial Development Authority
12.50%, 12/28/2021	580,000	610,688
10.00%, 12/28/2021	325,000	338,767
		5,568,048
Hawaii - 0.27%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,995,000	2,502,947
Illinois - 2.62%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	585,314
Chicago Board of Education
0.000%, 12/01/2022	1,600,000	1,359,472

Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,129,770
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,140,000	2,638,470
Dekalb Kane & Lasalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	199,708
0.000%, 02/01/2023	850,000	702,720
Illinois Finance Authority
5.000%, 08/15/2035	1,485,000	1,722,897
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,161,786
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,000,000	2,548,200
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,500,000	2,841,650
Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,604,950
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	860,310
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	733,138
Will County Elementary School District No. 122
5.250%, 10/01/2023	310,000	332,543
		24,420,928
Indiana - 2.03%
Indiana Finance Authority
5.000%, 10/01/2041	4,290,000	4,900,553
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,535,000	2,928,482
5.000%, 01/01/2036	6,340,000	7,373,230
Indianapolis Local Public Improvement Bond Bank
0.000%, 02/01/2025	2,220,000	1,848,017
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,797,619
		18,847,901
Kentucky - 1.12%
County of Warren, KY
3.921%, 12/01/2031	750,000	756,105

4.397%, 12/01/2038	1,500,000	1,549,065
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,316,600
Louisville Regional Airport Authority
3.483%, 07/01/2023	1,000,000	1,045,720
3.683%, 07/01/2024	5,450,000	5,756,181
		10,423,671
Louisiana - 0.12%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,157,530
Massachusetts - 0.06%
Massachusetts State College Building Authority
5.932%, 05/01/2040	490,000	593,713
Michigan - 1.43%
Detroit City School District
5.250%, 05/01/2027	1,065,000	1,289,321
7.747%, 05/01/2039	1,990,000	2,652,372
Michigan Finance Authority
2.394%, 11/01/2023	1,240,000	1,212,360
6.396%, 09/01/2024	1,270,000	1,546,098
Romeo Community School District
5.000%, 05/01/2036	995,000	1,147,802
Ypsilanti Michigan School District
2.620%, 05/01/2023	5,500,000	5,434,715
		13,282,668
Minnesota - 1.24%
City of Rochester, MN
5.000%, 11/15/2035	6,000,000	7,729,980
5.000%, 11/15/2033	3,000,000	3,851,190
		11,581,170
Missouri - 0.38%
St. Louis School District
5.950%, 04/01/2024	235,000	277,230
6.100%, 04/01/2025	2,725,000	3,281,118
		3,558,348
Nevada - 0.22%
Clark County School District
5.510%, 06/15/2024	1,830,000	2,039,553

New Jersey - 1.28%
New Jersey Economic Development Authority
0.000%, 02/15/2023	4,089,000	3,305,425
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,340,000	1,322,232
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	9,865,000	7,308,189
		11,935,846
New York - 3.75%
City of New York, NY
5.000%, 12/01/2037	10,000,000	11,785,600
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,112,181
Monroe County Industrial Development Corp, NY
3.622%, 07/01/2024	2,505,000	2,617,976
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,441,880
New York City Transitional Finance Authority Future Tax Secured Revenue
2.850%, 02/01/2024	5,000,000	5,028,150
3.010%, 08/01/2024	2,370,000	2,409,745
3.150%, 11/01/2025	1,075,000	1,100,090
New York Liberty Development Corp.
5.250%, 10/01/2035	1,000,000	1,263,290
New York State Urban Development Corp.
3.120%, 03/15/2025	5,000,000	5,102,750
		34,861,662
Ohio - 0.72%
Cincinnati City School District
5.250%, 12/01/2031	2,685,000	3,452,910
5.250%, 12/01/2030	2,100,000	2,685,585
Sycamore Community City School District
5.850%, 12/01/2028	500,000	608,115
		6,746,610
Oregon - 0.21%
Washington County School District No. 15 Forest Grove
5.909%, 06/15/2026	1,570,000	1,927,583

Pennsylvania - 3.09%
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,036,120
3.677%, 11/15/2025	1,000,000	1,045,730
City of Harrisburg, PA
0.000%, 04/01/2019	380,000	366,586
City of York, PA
0.000%, 02/01/2023	740,000	628,623
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	3,995,000	4,901,705
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,211,693
5.000%, 12/31/2030	1,000,000	1,146,640
5.201%, 06/15/2020	1,290,000	1,384,351
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,405,000	3,031,863
0.000%, 12/01/2030	2,415,000	3,076,541
6.250%, 06/01/2033	4,655,000	5,927,677
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,837,000	4,953,220
		28,710,749
Puerto Rico - 0.04%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	347,231
South Carolina - 0.79%
City of Greer, SC
5.500%, 09/01/2032	2,000,000	2,603,060
South Carolina Public Service Authority
2.388%, 12/01/2023	5,000,000	4,736,650
		7,339,710
Texas - 5.65%
Central Texas Turnpike System
0.000%, 08/15/2027	2,345,000	1,791,228
City of Dallas, TX
0.000%, 02/15/2030	1,910,000	1,156,715
0.000%, 02/15/2026	1,000,000	742,600

City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2036	5,400,000	6,344,406
City of El Paso, TX
5.000%, 08/15/2035	3,085,000	3,604,453
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,815,665
County of Galveston, TX
5.905%, 02/01/2029	2,565,000	3,053,145
Dallas Area Rapid Transit
5.250%, 12/01/2030	500,000	646,630
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	720,000	732,528
North Texas Tollway Authority
0.000%, 01/01/2031	6,910,000	4,515,132
State of Texas
3.201%, 10/01/2026	5,000,000	5,178,900
5.000%, 10/01/2036	5,000,000	6,014,800
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	5,100,000	6,265,095
Texas Public Finance Authority
8.250%, 07/01/2024	1,900,000	2,021,942
University of Houston
2.800%, 02/15/2024	6,570,000	6,694,239
		52,577,478
Utah - 0.11%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,006,470
Virgin Islands - 0.13%
Virgin Islands Public Finance Authority
5.000%, 10/01/2017	1,240,000	1,239,616
Washington - 0.24%
Chelan County Public Utility District No. 1
0.000%, 06/01/2029	3,260,000	2,270,525
West Virginia - 0.50%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	2,425,000	2,381,447
West Virginia University
0.000%, 04/01/2030	3,460,000	2,308,789
		4,690,236

Wisconsin - 0.93%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,714,747
5.000%, 03/01/2041	4,850,000	5,554,462
5.000%, 05/15/2032	1,275,000	1,368,993
		8,638,202
TOTAL MUNICIPAL BONDS (Cost $312,524,065)		319,747,056

US GOVERNMENT NOTES/BONDS - 3.22%
United States Treasury Note/Bond
2.000%, 04/30/2024	30,000,000	29,990,040
TOTAL US GOVERNMENT NOTES/BONDS (Cost $29,836,694)		29,990,040

MUTUAL FUNDS - 0.23%	Shares
Invesco High Income Trust II	143,246	2,118,608
TOTAL MUTUAL FUNDS (Cost $1,996,022)		2,118,608

SHORT-TERM INVESTMENTS - 3.98%
First American Treasury Obligations Fund - Class Z, 0.642% (d)	37,063,118	37,063,118
TOTAL SHORT-TERM INVESTMENTS (Cost $37,063,118)		37,063,118

Total Investments (Cost $927,847,966) - 100.93%		939,242,445
Liabilities in Excess of Other Assets - (0.93)%		(8,659,518)
TOTAL NET ASSETS - 100.00%		$930,582,927

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(d)	Seven day yield as of May 31, 2017.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$927,847,966
Gross unrealized appreciation	21,245,575
Gross unrealized depreciation	(9,851,096)
Net unrealized appreciation	$11,394,479	$(768,997,850)

*Because tax adjustments are calculated annually at the end of the fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated  tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness  of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.   If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or  premium is accreted or amortized using the constant yield 2 method until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$32,043,135	$-	$32,043,135
Corporate Bonds	-	15,851,236	-	15,851,236
Mortgage Backed Securities	-	502,429,252	-	502,429,252
Municipal Bonds	-	319,747,056	-	319,747,056
US Government Notes/Bonds	-	29,990,040		29,990,040
Total Fixed Income	-	900,060,719	-	900,060,719

Equity
Mutual Funds	2,118,608	-	-	2,118,608
Total Equity	2,118,608	-	-	2,118,608
Short-Term Investments	37,063,118	-	-	37,063,118
Total Investments In Securities	$39,181,726	$900,060,719	$-	$939,242,445

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2017.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period.
For the period ended May 31, 2017, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2017 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 97.17%
Alabama - 0.64%
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	$1,206,704
Arizona - 0.52%
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	411,538
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	568,845
		980,383
Arkansas - 0.63%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	457,484
Pulaski County Public Facilities Board
5.250%, 07/01/2024	675,000	729,891
		1,187,375
California - 10.52%
Abag Finance Authority for Nonprofit Corporations
5.000%, 07/01/2021	250,000	278,255
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	905,445
City of Los Angeles Department of Airports
5.000%, 05/15/2033	1,000,000	1,162,680
Clovis Unified School District
0.000%, 08/01/2023	945,000	830,967
Corona-Norco Unified School District
0.000%, 08/01/2024	480,000	409,565
El Segundo Unified School District
0.000%, 08/01/2023	545,000	481,578
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	435,660

Golden State Tobacco Securitization Corp.
5.000%, 06/01/2029	535,000	620,252
McKinleyville Union School District
0.000%, 08/01/2046	3,975,000	505,342
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,672,442
Norman Y Mineta San Jose International Airport SJC
5.000%, 03/01/2041	750,000	861,480
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	347,815
Redondo Beach Unified School District
0.000%, 08/01/2031	900,000	916,020
San Francisco City & County Airport Commission
5.000%, 05/01/2041	1,500,000	1,710,240
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	635,673
San Juan Unified School District
0.000%, 08/01/2022	500,000	453,555
Saratoga Union School District
0.000%, 09/01/2023	510,000	451,569
Simi Valley Unified School District
5.000%, 08/01/2027	1,000,000	1,278,690
State of California
5.000%, 08/01/2036	5,000,000	5,909,350
		19,866,578
Colorado - 1.00%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	601,140
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	436,296
0.000%, 09/01/2023	270,000	233,091
0.000%, 09/01/2022	700,000	625,807
		1,896,334
Connecticut - 0.68%
Connecticut State Health & Educational Facility Authority
2.875%, 09/01/2020	900,000	900,441
5.000%, 07/01/2026	345,000	381,573
		1,282,014

District of Columbia - 4.67%
District of Columbia
5.000%, 04/01/2030	1,000,000	1,179,450
5.000%, 06/01/2041	5,000,000	5,883,700
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,756,965
		8,820,115
Florida - 6.57%
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	653,582
City of Belle Isle, FL
5.500%, 10/01/2022	325,000	341,439
City of Hialeah, FL
5.000%, 12/01/2029	500,000	593,810
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,284,490
County of Miami-Dade Seaport Department
5.750%, 10/01/2028	545,000	655,384
County of Miami-Dade, FL
5.250%, 10/01/2030	1,000,000	1,290,410
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2026	510,000	612,031
5.000%, 10/01/2027	515,000	590,380
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,690,305
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	930,304
Key West Utility Board
5.000%, 10/01/2023	500,000	598,500
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	686,052
Seminole County Industrial Development Authority
10.00%, 12/28/2021	905,000	943,336
Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,393,426
Venetian Community Development District
5.000%, 05/01/2023	145,000	151,026
		12,414,475

Georgia - 1.59%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	414,800
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,500,000	1,877,880
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	703,793
		2,996,473
Guam - 0.57%
Guam Government Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,074,030
Hawaii - 1.44%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,254,610
State of Hawaii
5.000%, 08/01/2023	500,000	603,500
University of Hawaii
5.000%, 10/01/2024	700,000	862,729
		2,720,839
Illinois - 7.68%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	1,200,000	1,008,696
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2024	475,000	392,901
0.000%, 12/01/2023	1,135,000	987,938
Chicago Board of Education
0.000%, 12/01/2022	550,000	467,318
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,129,770
5.000%, 01/01/2029	450,000	515,138
Chicago Transit Authority
5.000%, 06/01/2024	750,000	848,483
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	741,642
Dekalb Kane & Lasalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	826,730

Illinois Finance Authority
0.000%, 07/15/2025	1,605,000	1,352,662
5.000%, 01/01/2034	500,000	560,975
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2021	875,000	828,048
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	1,855,000	1,365,799
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,136,660
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	580,000	669,970
State of Illinois
5.000%, 06/15/2023	1,035,000	1,215,628
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	399,663
0.000%, 11/01/2020	60,000	57,527
		14,505,548
Indiana - 4.62%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	590,470
City of Whiting, IN
5.250%, 01/01/2021	1,000,000	1,120,310
Crown Point Multi-School Building Corp.
0.000%, 01/15/2022	500,000	456,995
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,134,380
5.500%, 11/15/2026	500,000	555,155
6.000%, 08/01/2039	1,135,000	1,229,023
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,153,840
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,304,427
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	591,240
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	594,685
		8,730,525

Kentucky - 1.41%
Grant County School District Finance Corp.
1.400%, 08/01/2022	445,000	439,954
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,048,470
Kentucky State Property & Building Commission
5.000%, 11/01/2028	1,000,000	1,182,600
		2,671,024
Louisiana - 1.89%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,190,990
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	486,124
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	864,328
Louisiana State Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	581,985
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	452,596
		3,576,023
Maryland - 0.12%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	235,396
Massachusetts - 3.19%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	135,000	145,183
Common Wealth of Massachusetts
5.000%, 04/01/2047	5,000,000	5,873,000
		6,018,183
Michigan - 4.18%
Battle Creek School District, MI
5.000%, 05/01/2037	775,000	879,764
Brandon School District
5.000%, 05/01/2032	1,550,000	1,780,810
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,154,570

Detroit City School District
5.250%, 05/01/2027	650,000	786,910
Michigan Finance Authority
3.875%, 10/01/2023	250,000	267,713
5.000%, 05/01/2021	300,000	337,977
Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,067,760
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,199,730
Sturgis Public School District
5.000%, 05/01/2024	340,000	408,636
		7,883,870
Minnesota - 1.03%
City of Rochester, MN
5.000%, 11/15/2034	835,000	1,073,727
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	878,752
		1,952,479
Mississippi - 0.50%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	951,160
Missouri - 0.55%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	647,322
St Louis County Industrial Development Authority
3.850%, 08/15/2020	400,000	400,332
		1,047,654
Nevada - 1.12%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,376,389
City of Reno, NV
5.000%, 06/01/2023	625,000	729,944
		2,106,333
New Jersey - 1.31%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	556,283
New Jersey Economic Development Authority
5.000%, 06/15/2023	550,000	604,753

5.500%, 01/01/2027	300,000	350,664
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	572,015
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	515,000	381,522
		2,465,237
New York - 3.98%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	350,673
5.000%, 08/01/2029	200,000	230,302
5.000%, 08/01/2024	235,000	277,655
5.000%, 08/01/2026	350,000	412,205
Housing Development Corp.
3.500%, 02/15/2048	1,000,000	1,018,850
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 05/01/2040	1,500,000	1,746,915
New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	770,607
New York State Urban Development Corp.
5.000%, 03/15/2026	1,000,000	1,249,510
Port Authority of New York & New Jersey
5.000%, 10/15/2027	645,000	765,170
5.000%, 12/01/2032	600,000	692,442
		7,514,329
North Carolina - 0.66%
North Carolina Medical Care Commission
5.000%, 06/01/2028	500,000	633,205
Raleigh Durham Airport Authority
5.000%, 05/01/2028	525,000	619,022
		1,252,227
North Dakota - 0.76%
City of Mandan, ND
2.750%, 09/01/2041	1,435,000	1,429,676
Ohio - 7.44%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	344,757

City of Akron, OH
5.000%, 12/01/2022	540,000	639,225
City of Cleveland, OH
5.000%, 10/01/2037	1,000,000	1,134,060
Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,124,669
Columbus City School District
5.000%, 12/01/2032	1,000,000	1,191,270
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,190,420
5.500%, 02/15/2052	1,300,000	1,444,300
County of Franklin, OH
5.000%, 05/15/2027	635,000	758,831
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,248,500
Cleveland-Cuyahoga County Port Authority
5.000%, 08/01/2022	500,000	572,065
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,395,468
Ohio Higher Educational Facility Commission
5.000%, 11/01/2025	1,485,000	1,792,692
Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,206,280
		14,042,537
Oregon - 1.15%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	514,832
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,145,610
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	507,360
		2,167,802
Pennsylvania - 3.89%
Delaware County Authority
5.000%, 06/01/2023	200,000	200,286
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	2,000,000	2,453,920

Hopewell Area School District
0.000%, 09/01/2026	900,000	691,677
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	873,495
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,000,000	2,521,300
0.000%, 12/01/2030	475,000	605,117
		7,345,795
Puerto Rico - 0.99%
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	965,000	1,243,480
6.000%, 08/01/2026	490,000	631,404
		1,874,884
Rhode Island - 1.37%
Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	605,545
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	592,010
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,032,759
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	350,000	350,654
		2,580,968
South Carolina - 0.69%
City of Greer, SC
5.500%, 09/01/2032	1,000,000	1,301,530
Texas - 11.59%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,230,714
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,163,320
Austin Community College District
5.000%, 08/01/2024	730,000	890,542
Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,226,853
City of Austin, TX Airport System Revenue
5.000%, 11/15/2033	500,000	566,980

County of Harris, TX
5.000%, 08/15/2034	1,000,000	1,177,210
Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	971,775
Dallas/Fort Worth International Airport
5.000%, 11/01/2038	1,805,000	1,983,641
Grapevine-Colleyville Independent School District
0.000%, 08/15/2025	555,000	457,559
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	577,810
Laredo Community College District
5.000%, 08/01/2029	885,000	1,040,158
New Hope Cultural Education Facilities Finance Corp.
5.000%, 07/01/2046	1,000,000	1,111,600
3.000%, 11/15/2021	600,000	592,608
North East Independent School District
5.250%, 02/01/2030	1,000,000	1,299,270
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,293,824
Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,162,997
South Texas College
5.000%, 08/15/2032	1,000,000	1,177,760
State of Texas
5.500%, 08/01/2033	1,000,000	1,230,310
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,502,325
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,228,450
		21,885,706
Utah - 2.42%
County of Weber, UT
5.750%, 01/15/2033	575,000	695,008
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	2,000,000	2,305,980
University of Utah
5.000%, 08/01/2031	1,000,000	1,214,370
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	356,112
		4,571,470

Vermont - 0.12%
Vermont Economic Development Authority
5.000%, 05/01/2021	200,000	216,938
Virgin Islands - 0.53%
Virgin Islands Public Finance Authority
5.000%, 10/01/2017	1,000,000	999,690
Virginia - 0.85%
Fairfax County Industrial Development Authority
5.000%, 05/15/2031	1,000,000	1,193,940
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	145,315
5.000%, 01/01/2027	250,000	273,483
		1,612,738
Washington - 1.66%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	353,916
Port of Seattle, WA
5.000%, 04/01/2022	500,000	578,080
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,194,310
Washington State Housing Finance Commission
4.375%, 01/01/2021	1,000,000	1,000,480
		3,126,786
Wisconsin - 2.64%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,173,110
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	693,036
Public Finance Authority
3.000%, 11/15/2022	1,935,000	1,940,960
5.250%, 05/15/2037	500,000	540,195
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	535,000	632,044
		4,979,345
TOTAL MUNICIPAL BONDS (Cost $177,517,062)		183,491,173

Total Investments (Cost $177,517,062) - 97.17%	183,491,173
Other Assets in Excess of Liabilities - 2.83%	5,344,270
TOTAL NET ASSETS - 100.00%	$188,835,443

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.

The cost basis of investments for federal income tax purposes at May 31, 2017.
was as follows*:

Cost of investments	$177,517,062
Gross unrealized appreciation	6,615,833
Gross unrealized depreciation	(641,722)
Net unrealized depreciation	$5,974,111

*Because tax adjustments are calculated annually at the end of the fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated  tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness  of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.   If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or  premium is accreted or amortized using the constant yield 2 method until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$183,491,173	$-	$183,491,173
Total Fixed Income	$-	$183,491,173	$-	$183,491,173
Total Investments In Securities	$-	$183,491,173	$-	$183,491,173

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2017.

The Fund held no Level 3 securities during the period ended May 31, 2017.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.
For the period ended May 31, 2017, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) * /s/ John Buckel
     John Buckel, President

Date   7/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
    John Buckel, President

Date 7/24/2017

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date 7/24/2017

* Print the name and title of each signing officer under his or her signature.